Cover	Feb. 05, 2025
Cover [Abstract]
Entity Registrant Name	AUTO PARTS 4LESS GROUP, INC.
Entity Central Index Key	0001438901
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 05, 2025
Entity File Number	000-55089
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1494749
Entity Address Address Line 1	106 W. Mayflower
Entity Address City Or Town	North Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89030
City Area Code	702
Local Phone Number	267-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false